Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING REVENUES
Transaction Fees		$ 3,994,195	$ 3,307,984	$ 1,561,172
Management Fees		4,399,578	4,037,700	2,264,241
Sales taxes		(504,572)	(391,927)	(119,643)
Total operating revenues, net		7,889,201	6,953,757	3,705,770
OPERATING EXPENSES
Selling		(4,940,784)	(3,910,646)	(1,434,662)
General and administrative		(6,685,377)	(3,916,736)	(1,636,353)
Research and development		(447,884)	(485,852)	(417,901)
Total operating expenses		(12,074,045)	(8,313,234)	(3,488,916)
LOSS FROM OPERATIONS		(4,184,844)	(1,359,477)	216,854
OTHER INCOME (EXPENSE)
Interest income		24,530	17,166	3,324
Other finance expenses		(9,064)	(1,703)	(274)
Other income (expenses)		171,082	75,648	(155)
Total other income, net		186,548	91,111	2,895
(LOSS) INCOME BEFORE INCOME TAXES (BENEFITS)		(3,998,297)	(1,268,366)	219,749
PROVISION (BENEFIT) FOR INCOME TAXES
Current		84,401	10,542	29,859
Deferred		(545,572)	(282,083)	25,079
Total provision (benefit) for income taxes		(461,171)	(271,541)	54,938
NET INCOME (LOSS)		(3,537,126)	(996,825)	164,811
Less: Net income (loss) attributable to noncontrolling interest		(111,145)	(54,457)	3,906
NET INCOME (LOSS) ATTRIBUTABLE TO GOLDEN BULL LIMITED		(3,425,981)	(942,368)	160,905
NET INCOME (LOSS)		(3,537,126)	(996,825)	164,811
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment		(391,463)	574,628	(208,333)
COMPREHENSIVE LOSS		(3,928,588)	(422,197)	(43,522)
Less: Comprehensive loss attributable to noncontrolling interest		(137,955)	(6,622)	(19,918)
COMPREHENSIVE LOSS ATTRIBUTABLE TO GOLDEN BULL LIMITED		$ (3,790,633)	$ (415,575)	$ (23,604)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES
Basic and diluted	[1]	14,392,001	6,815,134	26,000
EARNINGS (LOSS) PER SHARE
Basic and diluted	[1]	$ (0.24)	$ (0.14)	$ 6.19

[1]	Giving retroactive effect to the 260 for 1 split effected on November 3, 2017.